JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 29.6%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.60%, 5/1/2034	20,000	18,343
3.25%, 2/1/2035	20,000	17,285
Bombardier, Inc. (Canada) 5.75%, 3/15/2022 (a)	30,000	19,950
Howmet Aerospace, Inc.
5.13%, 10/1/2024	72,000	73,073
5.95%, 2/1/2037	14,000	13,829
Lockheed Martin Corp. 4.09%, 9/15/2052	57,000	73,646
Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	19,081
Precision Castparts Corp. 4.38%, 6/15/2045	23,000	27,228
Raytheon Technologies Corp. 3.65%, 8/16/2023	2,000	2,171
Rockwell Collins, Inc. 3.50%, 3/15/2027	40,000	43,049
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	104,410
TransDigm, Inc. 6.25%, 3/15/2026 (a)	25,000	25,562

		437,627

Air Freight & Logistics — 0.0% (b)
XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	40,000	40,500

Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	29,678	26,277
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	14,550
4.88%, 1/15/2025	16,000	11,203

		52,030

Auto Components — 0.3%
Adient US LLC 7.00%, 5/15/2026 (a)	15,000	15,377
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	18,000	18,135
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	10,000	9,927
6.25%, 4/1/2025	28,000	26,390
6.50%, 4/1/2027	10,000	9,350
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	15,000	15,075
Dana, Inc.

Investments	Principal Amount($)	Value($)
5.38%, 11/15/2027	60,000	57,525
Delphi Technologies plc 5.00%, 10/1/2025 (a)	52,000	53,677
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	19,000	17,573
Icahn Enterprises LP 6.38%, 12/15/2025	22,000	22,222

		245,251

Automobiles — 0.1%
Ford Motor Co.
8.50%, 4/21/2023	70,000	72,604
9.00%, 4/22/2025	20,000	21,025

		93,629

Banks — 5.8%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (c)	61,000	62,455
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	239,000	249,734
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	215,000	231,168
3.88%, 8/1/2025	125,000	140,150
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	235,000	244,544
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (c)	40,000	43,902
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	42,000	46,399
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	20,000	22,018
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	135,000	152,480
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (c)	23,000	26,840
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (c)	51,000	63,017
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	26,000	26,470
3.40%, 2/11/2024	50,000	54,012
BNP Paribas SA (France) 3.25%, 3/3/2023	27,000	28,983
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	37,000	38,082
3.10%, 4/2/2024	61,000	64,708
CIT Group, Inc. 5.25%, 3/7/2025	24,000	24,060
Citigroup, Inc.
2.75%, 4/25/2022	115,000	118,628
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	160,000	172,175

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	78,000	87,106
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	25,000	25,991
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	178,519
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (c)	27,000	32,328
Citizens Financial Group, Inc. 2.50%, 2/6/2030	7,000	6,734
Comerica, Inc. 3.70%, 7/31/2023	19,000	20,312
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	650,000	671,574
7.63%, 5/17/2032	57,000	77,872
6.10%, 1/14/2042	63,000	87,754
KeyCorp 2.25%, 4/6/2027	23,000	23,000
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	53,000	54,704
3.78%, 3/2/2025	25,000	27,401
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	12,000	12,541
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	106,000	112,359
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	27,000	31,015
Royal Bank of Scotland Group plc (United Kingdom)
6.10%, 6/10/2023	19,000	20,747
3.88%, 9/12/2023	200,000	211,779
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	43,000	44,177
3.75%, 7/19/2023	30,000	32,097
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	23,000	24,985
2.65%, 6/12/2024	49,000	52,211
Truist Bank 4.05%, 11/3/2025	31,000	35,391
Truist Financial Corp. 2.85%, 10/26/2024	79,000	84,622
US Bancorp 3.00%, 7/30/2029	44,000	47,633
Wells Fargo & Co.
3.07%, 1/24/2023	110,000	113,305
3.55%, 9/29/2025	49,000	53,582
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	49,000	49,660

Investments	Principal Amount($)	Value($)
3.00%, 10/23/2026	155,000	165,915
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	185,000	196,616
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	115,000	124,834
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (c)	105,000	105,999
4.90%, 11/17/2045	25,000	30,125
4.75%, 12/7/2046	15,000	17,665
Westpac Banking Corp. (Australia)
3.65%, 5/15/2023	58,000	62,950
2.85%, 5/13/2026	17,000	18,476

		4,751,804

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	45,000	52,181
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	90,000	106,334
4.90%, 1/23/2031	25,000	30,501
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	30,000	30,845
3.40%, 11/15/2025	23,000	25,265
4.60%, 5/25/2028	23,000	27,270
PepsiCo, Inc. 4.25%, 10/22/2044	37,000	45,964

		318,360

Biotechnology — 0.8%
AbbVie, Inc.
2.30%, 11/21/2022 (a)	90,000	92,901
2.60%, 11/21/2024 (a)	225,000	236,326
2.95%, 11/21/2026 (a)	75,000	80,413
3.20%, 11/21/2029 (a)	23,000	24,644
4.05%, 11/21/2039 (a)	58,000	65,083
Amgen, Inc.
2.20%, 2/21/2027	7,000	7,296
3.15%, 2/21/2040	5,000	5,220
Gilead Sciences, Inc. 2.95%, 3/1/2027	123,000	135,735

		647,618

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	20,000	19,450
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	32,000	33,200
5.00%, 2/15/2027 (a)	20,000	20,591
Summit Materials LLC 5.13%, 6/1/2025 (a)	25,000	24,500

		97,741

Capital Markets — 2.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	33,000	36,532

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bank of New York Mellon Corp. (The)
3.50%, 4/28/2023	32,000	34,477
2.10%, 10/24/2024	21,000	22,062
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	95,000	95,632
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	184,000	189,087
3.63%, 2/20/2024	60,000	64,509
3.50%, 4/1/2025	200,000	214,654
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	130,000	137,592
3.50%, 11/16/2026	81,000	87,330
3.85%, 1/26/2027	61,000	67,206
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	70,000	76,497
Morgan Stanley
3.75%, 2/25/2023	146,000	156,162
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	65,000	69,395
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	180,000	188,771
3.88%, 1/27/2026	76,000	85,510
3.13%, 7/27/2026	130,000	140,839
3.63%, 1/20/2027	55,000	60,989
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	80,000	87,913
4.38%, 1/22/2047	49,000	61,237
MSCI, Inc. 5.75%, 8/15/2025 (a)	12,000	12,457
Northern Trust Corp.
3.95%, 10/30/2025	41,000	46,989
3.10%, 5/15/2023	40,000	42,591
State Street Corp. (SOFR + 2.60%), 2.90%, 3/30/2026 (a) (c)	150,000	161,238
TD Ameritrade Holding Corp. 2.75%, 10/1/2029	28,000	29,940

		2,169,609

Chemicals — 0.3%
CF Industries, Inc. 4.95%, 6/1/2043	30,000	31,682
Chemours Co. (The)
6.63%, 5/15/2023	5,000	5,013
7.00%, 5/15/2025	22,000	21,395
CVR Partners LP 9.25%, 6/15/2023 (a)	15,000	14,100
Ecolab, Inc. 3.25%, 12/1/2027	31,000	34,649
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	55,000	46,564
Olin Corp. 5.13%, 9/15/2027	13,000	11,570

Investments	Principal Amount($)	Value($)
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	35,000	35,875
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	9,550
Valvoline, Inc. 4.38%, 8/15/2025	10,000	10,150

		220,548

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	23,000	23,115
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	26,065
4.88%, 7/15/2032 (a)	20,000	18,800
Aramark Services, Inc. 4.75%, 6/1/2026	25,000	24,625
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	23,382
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	25,000	24,961
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	25,000	26,063
5.75%, 4/15/2026 (a)	42,000	43,260
Waste Management, Inc. 3.20%, 6/15/2026	27,000	29,568

		239,839

Communications Equipment — 0.1%
CommScope, Inc.
5.50%, 6/15/2024 (a)	17,000	16,713
6.00%, 3/1/2026 (a)	62,000	65,197
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	13,707
Plantronics, Inc. 5.50%, 5/31/2023 (a)	20,000	15,300

		110,917

Construction & Engineering — 0.0%(b)
AECOM 5.13%, 3/15/2027	18,000	19,099
MasTec, Inc. 4.88%, 3/15/2023	15,000	15,000

		34,099

Consumer Finance — 0.4%
Ally Financial, Inc.
5.75%, 11/20/2025	64,000	66,560
8.00%, 11/1/2031	37,000	46,689
Capital One Financial Corp. 3.20%, 1/30/2023	60,000	62,190
Credit Acceptance Corp. 6.63%, 3/15/2026	15,000	14,100
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	8,000	6,350
John Deere Capital Corp. 2.65%, 6/10/2026	74,000	80,748

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Navient Corp. 5.88%, 10/25/2024	20,000	18,375
Springleaf Finance Corp. 7.13%, 3/15/2026	59,000	58,115

		353,127

Containers & Packaging — 0.5%
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	208,750
Ball Corp. 5.25%, 7/1/2025	20,000	22,425
Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	57,493
Crown Americas LLC 4.25%, 9/30/2026	13,000	13,357
Greif, Inc. 6.50%, 3/1/2027 (a)	25,000	25,250
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	50,000	49,625
7.25%, 4/15/2025 (a)	15,000	13,500
Sealed Air Corp. 5.50%, 9/15/2025 (a)	12,000	13,020

		403,420

Distributors — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	11,000	10,782
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	13,316

		24,098

Diversified Consumer Services — 0.0% (b)
Service Corp. International 5.38%, 5/15/2024	12,000	12,270

Diversified Financial Services — 0.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	5,000	3,750
AIG Global Funding 1.90%, 10/6/2021 (a)	25,000	25,299
CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	8,000	6,960
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	3,000	2,835
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/2025	40,000	43,932
3.40%, 2/7/2028	36,000	40,153
4.40%, 11/1/2048	36,000	45,987
ORIX Corp. (Japan) 4.05%, 1/16/2024	28,000	30,308
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100,000	110,838

Investments	Principal Amount($)	Value($)
3.63%, 8/21/2042	19,000	21,261
3.75%, 9/12/2046	33,000	37,511
3.13%, 11/7/2049	25,000	25,937

		394,771

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 4.75%, 5/15/2046	20,000	23,317
CCO Holdings LLC
5.75%, 2/15/2026 (a)	114,000	118,866
5.13%, 5/1/2027 (a)	25,000	26,250
5.88%, 5/1/2027 (a)	30,000	31,425
5.00%, 2/1/2028 (a)	40,000	41,895
4.75%, 3/1/2030 (a)	75,000	78,375
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,510
5.63%, 4/1/2025	17,000	17,510
5.13%, 12/15/2026 (a)	10,000	10,100
4.00%, 2/15/2027 (a)	15,000	14,958
Series G, 6.88%, 1/15/2028	3,000	3,135
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	20,000	20,600
8.00%, 10/15/2025 (a)	9,000	9,292
Embarq Corp. 8.00%, 6/1/2036	13,000	13,872
Frontier Communications Corp. 6.88%, 1/15/2025	35,000	10,938
Intelsat Jackson Holdings SA (Luxembourg) 8.50%, 10/15/2024 (a)	28,000	15,960
Level 3 Financing, Inc.
5.38%, 5/1/2025	20,000	20,546
5.25%, 3/15/2026	54,000	55,890
Qwest Corp. 6.75%, 12/1/2021	25,000	26,349
Sprint Capital Corp. 8.75%, 3/15/2032	53,000	76,188
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	25,860
Verizon Communications, Inc.
4.02%, 12/3/2029	23,000	27,100
3.85%, 11/1/2042	75,000	87,895
4.67%, 3/15/2055	24,000	33,007
Windstream Services LLC 8.63%, 10/31/2025 (a) (d)	15,000	8,935

		810,773

Electric Utilities — 1.5%
Alabama Power Co.
Series 13-A, 3.55%, 12/1/2023	35,000	38,200
Arizona Public Service Co. 3.15%, 5/15/2025	21,000	22,928
Commonwealth Edison Co.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.70%, 8/15/2028	100,000	114,704
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	25,000	30,386
Duke Energy Carolinas LLC 3.20%, 8/15/2049	22,000	23,808
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	35,000	38,347
Edison International 5.75%, 6/15/2027	75,000	84,645
Entergy Arkansas LLC 4.00%, 6/1/2028	5,000	5,709
Entergy Louisiana LLC
2.40%, 10/1/2026	44,000	45,446
3.05%, 6/1/2031	50,000	55,278
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	24,000	29,737
Kentucky Utilities Co. 5.13%, 11/1/2040	35,000	45,726
MidAmerican Energy Co. 3.65%, 4/15/2029	23,000	27,266
Monongahela Power Co. 4.10%, 4/15/2024 (a)	93,000	101,878
NextEra Energy Capital Holdings, Inc. 2.75%, 11/1/2029	50,000	53,475
NRG Energy, Inc.
6.63%, 1/15/2027	59,000	62,835
5.75%, 1/15/2028	35,000	38,076
Ohio Power Co. Series P, 2.60%, 4/1/2030	21,000	22,260
Public Service Electric & Gas Co. 3.00%, 5/15/2027	31,000	33,804
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	35,000	36,255
Series C, 4.13%, 3/1/2048	36,000	40,638
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	31,301
4.50%, 8/15/2041	36,000	43,375
Tucson Electric Power Co.
3.05%, 3/15/2025	20,000	21,304
4.85%, 12/1/2048	36,000	45,887
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	19,000	19,950
5.00%, 7/31/2027 (a)	55,000	57,544
Wisconsin Public Service Corp. 4.75%, 11/1/2044	29,000	35,879

		1,206,641

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	26,000	25,902
Sensata Technologies BV

Investments	Principal Amount($)	Value($)
5.00%, 10/1/2025 (a)	40,000	41,500

		67,402

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.00%, 9/1/2025	12,000	12,406
4.25%, 4/1/2028	30,000	30,517

		42,923

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047	10,000	10,035
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	20,000	11,400
Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	4,650
Noble Holding International Ltd. 6.20%, 8/1/2040	5,000	100
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	83,000	86,609
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	18,370	17,268

		130,062

Entertainment — 0.5%
Cinemark USA, Inc. 4.88%, 6/1/2023	15,000	13,257
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,930
6.50%, 5/15/2027 (a)	10,000	10,619
4.75%, 10/15/2027 (a)	40,000	37,156
NBCUniversal Media LLC 2.88%, 1/15/2023	88,000	93,604
Netflix, Inc.
4.88%, 4/15/2028	100,000	106,750
5.88%, 11/15/2028	35,000	39,825
4.88%, 6/15/2030 (a)	55,000	59,378
Walt Disney Co. (The) 2.00%, 9/1/2029	19,000	19,251
WMG Acquisition Corp.
5.00%, 8/1/2023 (a)	15,000	15,150
4.88%, 11/1/2024 (a)	13,000	13,163

		410,083

Equity Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc. 3.35%, 5/15/2027	18,000	19,392
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	24,000	18,240
ERP Operating LP 3.25%, 8/1/2027	17,000	18,031
ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	25,000	23,656
GLP Capital LP 4.00%, 1/15/2030	10,000	8,725
Healthpeak Properties, Inc.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.00%, 1/15/2030	20,000	19,421
Iron Mountain, Inc. 5.75%, 8/15/2024	18,000	18,112
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	12,000	12,510
4.50%, 9/1/2026	35,000	34,388
National Retail Properties, Inc. 3.60%, 12/15/2026	20,000	20,447
Realty Income Corp. 4.13%, 10/15/2026	27,000	29,757
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	25,000	21,219
Simon Property Group LP
2.75%, 6/1/2023	65,000	65,455
3.25%, 9/13/2049	31,000	25,201
VICI Properties LP
4.25%, 12/1/2026 (a)	30,000	29,721
4.63%, 12/1/2029 (a)	20,000	19,953

		384,228

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
6.63%, 6/15/2024	18,000	18,612
5.75%, 3/15/2025	60,000	61,663
4.63%, 1/15/2027 (a)	20,000	20,300
4.88%, 2/15/2030 (a)	20,000	20,725
New Albertsons LP 8.00%, 5/1/2031	10,000	10,600
Rite Aid Corp. 6.13%, 4/1/2023 (a)	8,000	7,440
Sysco Corp. 5.95%, 4/1/2030	90,000	108,226
Walmart, Inc. 3.63%, 12/15/2047	15,000	18,199

		265,765

Food Products — 0.4%
JBS USA LUX SA 5.75%, 6/15/2025 (a)	50,000	51,187
Kraft Heinz Foods Co.
3.00%, 6/1/2026	25,000	25,023
4.63%, 1/30/2029	10,000	10,788
3.75%, 4/1/2030 (a)	25,000	25,890
4.38%, 6/1/2046	35,000	32,706
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	67,275
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	35,000	40,336
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	16,000	16,360
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	25,000	26,125

Investments	Principal Amount($)	Value($)
4.63%, 4/15/2030 (a)	30,000	29,588
Tyson Foods, Inc. 4.35%, 3/1/2029	21,000	24,985

		350,263

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	23,920
5.88%, 8/20/2026	10,000	10,605
Atmos Energy Corp. 5.50%, 6/15/2041	19,000	26,020
Boston Gas Co. 3.00%, 8/1/2029 (a)	22,000	23,375
Brooklyn Union Gas Co. (The) 3.87%, 3/4/2029 (a)	10,000	11,224
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	20,000	21,277

		116,421

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.90%, 11/30/2046	42,000	59,258
Boston Scientific Corp. 4.70%, 3/1/2049	55,000	70,401
Medtronic, Inc. 4.63%, 3/15/2045	32,000	42,763
Teleflex, Inc. 4.63%, 11/15/2027	20,000	20,857

		193,279

Health Care Providers & Services — 1.4%
Centene Corp.
5.25%, 4/1/2025 (a)	24,000	24,705
5.38%, 6/1/2026 (a)	54,000	57,105
4.63%, 12/15/2029	85,000	91,502
Community Health Systems, Inc. 6.25%, 3/31/2023	25,000	24,250
CVS Health Corp. 2.88%, 6/1/2026	20,000	21,438
DaVita, Inc. 5.00%, 5/1/2025	40,000	41,050
Encompass Health Corp. 4.50%, 2/1/2028	15,000	15,225
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	8,800
HCA, Inc.
5.25%, 6/15/2026	174,000	198,067
5.38%, 9/1/2026	155,000	171,663
5.88%, 2/1/2029	25,000	29,062
3.50%, 9/1/2030	25,000	24,621
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (e)	5,000	4,378
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	23,000	12,763
Tenet Healthcare Corp.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.63%, 9/1/2024 (a)	55,000	55,698
4.88%, 1/1/2026 (a)	20,000	20,554
5.13%, 11/1/2027 (a)	10,000	10,325
UnitedHealth Group, Inc.
3.88%, 10/15/2020	100,000	100,417
3.38%, 4/15/2027	58,000	65,639
2.00%, 5/15/2030	10,000	10,297
2.75%, 5/15/2040	57,000	59,236
4.63%, 11/15/2041	78,000	100,667

		1,147,462

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	17,000	16,749
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	19,000	20,092
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	10,000	9,350
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	14,000	9,730
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	7,000	6,879
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	39,000	39,112
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	19,100
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	20,000	19,850
MGM Resorts International 5.50%, 4/15/2027	41,000	39,836
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	15,000	15,938
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	26,000	24,318
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	30,000	31,875
Station Casinos LLC 5.00%, 10/1/2025 (a)	25,000	22,469
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	73,500
Wyndham Destinations, Inc. 5.40%, 4/1/2024 (d)	25,000	23,500
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	25,000	24,234
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	15,000	14,405
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	35,000	38,675

		449,612

Household Durables — 0.3%
Lennar Corp.

Investments	Principal Amount($)	Value($)
4.75%, 11/15/2022 (d)	20,000	20,886
4.75%, 5/30/2025	30,000	32,025
Newell Brands, Inc.
4.70%, 4/1/2026 (d)	55,000	56,942
5.87%, 4/1/2036 (d)	50,000	52,250
Tempur Sealy International, Inc. 5.50%, 6/15/2026	30,000	30,075
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	13,685

		205,863

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	20,000	20,458
Energizer Holdings, Inc. 6.38%, 7/15/2026 (a)	30,000	31,801
Kimberly-Clark Corp. 3.20%, 4/25/2029	23,000	26,194
Spectrum Brands, Inc. 5.75%, 7/15/2025	70,000	72,187

		150,640

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.50%, 4/15/2025	24,000	24,600
Calpine Corp. 5.25%, 6/1/2026 (a)	10,000	10,355
Exelon Generation Co. LLC 3.25%, 6/1/2025	12,000	12,423

		47,378

Industrial Conglomerates — 0.0% (b)
General Electric Co.
4.38%, 9/16/2020	3,000	3,025
4.13%, 10/9/2042	30,000	27,632

		30,657

Insurance — 0.5%
Aflac, Inc. 3.25%, 3/17/2025	12,000	13,317
Allstate Corp. (The) 5.35%, 6/1/2033	12,000	16,161
Athene Global Funding 2.95%, 11/12/2026 (a)	26,000	25,917
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	24,000	30,062
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	36,000	36,720
Lincoln National Corp. 3.35%, 3/9/2025	17,000	18,080
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	29,000	33,106
MetLife, Inc. 4.13%, 8/13/2042	50,000	57,295
New York Life Global Funding 3.00%, 1/10/2028 (a)	32,000	35,042

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	19,000	18,695
Principal Financial Group, Inc. 3.70%, 5/15/2029	23,000	25,875
Progressive Corp. (The) 4.35%, 4/25/2044	13,000	16,476
Prudential Financial, Inc. 3.88%, 3/27/2028	27,000	30,267
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	25,000	34,874

		391,887

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.15%, 8/22/2027	124,000	140,861
Expedia Group, Inc. 7.00%, 5/1/2025 (a)	35,000	37,387
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	11,786

		190,034

IT Services — 0.3%
Gartner, Inc. 5.13%, 4/1/2025 (a)	50,000	51,021
International Business Machines Corp.
3.30%, 5/15/2026	100,000	111,999
5.60%, 11/30/2039	40,000	55,511
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	6,000	5,955

		224,486

Leisure Products — 0.1%
Mattel, Inc. 6.75%, 12/31/2025 (a)	53,000	55,253

Life Sciences Tools & Services — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (a)	20,000	20,996
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029	40,000	43,041

		64,037

Machinery — 0.2%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	15,000	15,225
Caterpillar, Inc. 4.30%, 5/15/2044	37,000	45,921
Colfax Corp. 6.00%, 2/15/2024 (a)	5,000	5,200
Deere & Co. 2.75%, 4/15/2025	20,000	21,686
Otis Worldwide Corp. 3.36%, 2/15/2050 (a)	15,000	15,100

Investments	Principal Amount($)	Value($)
Parker-Hannifin Corp. 3.25%, 3/1/2027	54,000	57,645
Tennant Co. 5.63%, 5/1/2025	10,000	10,025

		170,802

Media — 1.7%
AMC Networks, Inc.
4.75%, 12/15/2022	20,000	20,011
5.00%, 4/1/2024	12,000	12,030
Charter Communications Operating LLC 4.80%, 3/1/2050	60,000	66,812
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	30,000	27,288
5.13%, 8/15/2027 (a)	47,000	47,000
Comcast Corp.
3.38%, 8/15/2025	20,000	22,213
2.35%, 1/15/2027	100,000	105,728
4.25%, 10/15/2030	23,000	27,791
3.90%, 3/1/2038	70,000	81,587
3.25%, 11/1/2039	57,000	62,353
4.75%, 3/1/2044	126,000	161,897
3.40%, 7/15/2046	15,000	16,404
4.00%, 3/1/2048	45,000	53,529
CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	211,500
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	20,000	15,900
DISH DBS Corp.
6.75%, 6/1/2021	20,000	20,400
5.88%, 11/15/2024	66,000	65,161
iHeartCommunications, Inc.
6.38%, 5/1/2026	25,000	26,128
8.38%, 5/1/2027	25,000	23,375
Lamar Media Corp.
5.75%, 2/1/2026	24,000	24,990
3.75%, 2/15/2028 (a)	40,000	38,800
Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	15,300
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	40,000	41,000
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	21,000	20,443
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (a)	30,000	31,106
5.00%, 8/1/2027 (a)	55,000	57,475
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (c)	18,000	17,150
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	37,000	39,220

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
5.13%, 4/15/2027 (a)	25,000	26,281

		1,378,872

Metals & Mining — 0.4%
Arconic Corp.
6.00%, 5/15/2025 (a)	40,000	41,442
6.13%, 2/15/2028 (a)	35,000	34,038
Commercial Metals Co. 4.88%, 5/15/2023	28,000	28,315
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	31,000	31,245
5.45%, 3/15/2043	30,000	29,649
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	80,325
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	30,000	41,327
Steel Dynamics, Inc. 4.13%, 9/15/2025	13,000	13,143
United States Steel Corp. 12.00%, 6/1/2025 (a)	15,000	14,963

		314,447

Multiline Retail — 0.0% (b)
Neiman Marcus Group Ltd. LLC 14.00% (cash), 4/25/2024 (a)(e)(f)	14,361	3,303

Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	14,000	15,554
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	36,000	40,399
5.15%, 11/15/2043	36,000	48,303
3.80%, 7/15/2048	15,000	17,348
Consolidated Edison Co. of New York, Inc.
Series A, 4.13%, 5/15/2049	31,000	36,828
Puget Sound Energy, Inc. 5.76%, 7/15/2040	35,000	47,340

		205,772

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	8,000	6,300
Antero Resources Corp. 5.13%, 12/1/2022	13,000	9,100
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	26,000	25,375
BP Capital Markets America, Inc.
3.02%, 1/16/2027	42,000	45,031
4.23%, 11/6/2028	190,000	220,371
3.00%, 2/24/2050	61,000	59,438
Buckeye Partners LP
3.95%, 12/1/2026	10,000	9,607

Investments	Principal Amount($)	Value($)
4.13%, 12/1/2027	15,000	14,475
Cheniere Energy Partners LP
5.25%, 10/1/2025	12,000	12,120
5.63%, 10/1/2026	10,000	10,178
Chesapeake Energy Corp. 11.50%, 1/1/2025 (a)	15,000	1,012
Chevron Corp.
2.00%, 5/11/2027	12,000	12,528
2.24%, 5/11/2030	10,000	10,539
2.98%, 5/11/2040	12,000	12,839
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	20,000	17,650
DCP Midstream Operating LP 5.38%, 7/15/2025	20,000	19,341
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	6,420
5.60%, 4/1/2044	9,000	5,433
EP Energy LLC
9.38%, 5/1/2024 (a)(f)	10,000	10
8.00%, 11/29/2024 (a)(f)	17,000	170
7.75%, 5/15/2026 (a)(f)	25,000	3,250
Exxon Mobil Corp.
2.99%, 3/19/2025	14,000	15,326
2.61%, 10/15/2030	26,000	27,667
3.10%, 8/16/2049	35,000	36,289
Gulfport Energy Corp.
6.63%, 5/1/2023	5,000	3,225
6.00%, 10/15/2024	10,000	5,850
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	26,000	22,880
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	8,000	7,884
7.13%, 2/1/2027 (a)	5,000	4,553
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	5,000	5,093
Noble Energy, Inc. 3.85%, 1/15/2028	95,000	86,400
NuStar Logistics LP 5.63%, 4/28/2027	20,000	18,950
Oasis Petroleum, Inc. 6.25%, 5/1/2026 (a)	10,000	1,650
Occidental Petroleum Corp. 2.70%, 8/15/2022	40,000	36,588
Parsley Energy LLC
5.38%, 1/15/2025 (a)	10,000	9,825
5.25%, 8/15/2025 (a)	5,000	4,837
PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	20,000	16,800
Range Resources Corp.
5.00%, 8/15/2022	6,000	5,605
4.88%, 5/15/2025	5,000	4,181
Southwestern Energy Co. 7.50%, 4/1/2026	15,000	13,800

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	15,897
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	21,000	26,789
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	45,000	43,942
Sunoco LP 5.50%, 2/15/2026	22,000	22,110
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	12,000	11,460
Targa Resources Partners LP
5.13%, 2/1/2025	33,000	32,866
6.88%, 1/15/2029	25,000	26,758
Total Capital International SA (France)
3.46%, 2/19/2029	105,000	116,933
3.46%, 7/12/2049	56,000	59,920
3.13%, 5/29/2050	30,000	30,311
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	57,000	61,299
5.10%, 3/15/2049	30,000	38,459
WPX Energy, Inc. 5.75%, 6/1/2026	25,000	25,000

		1,340,334

Personal Products — 0.1%
Edgewell Personal Care Co.
4.70%, 5/19/2021	20,000	20,778
5.50%, 6/1/2028 (a)	15,000	15,544
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	30,000	30,862

		67,184

Pharmaceuticals — 1.0%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	23,000	20,930
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	8,000	8,883
8.50%, 1/31/2027 (a)	8,000	8,743
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	55,000	56,914
5.50%, 11/1/2025 (a)	55,000	56,816
5.75%, 8/15/2027 (a)	30,000	32,106
5.00%, 1/30/2028 (a)	30,000	28,987
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	135,000	145,740
3.40%, 7/26/2029 (a)	40,000	45,740
4.13%, 6/15/2039 (a)	78,000	98,743
5.00%, 8/15/2045 (a)	29,000	39,976
4.25%, 10/26/2049 (a)	15,000	19,722
Eli Lilly and Co. 4.15%, 3/15/2059	29,000	38,375
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	10,000	10,187

Investments	Principal Amount($)	Value($)
Pfizer, Inc.
3.60%, 9/15/2028	115,000	135,396
2.63%, 4/1/2030	30,000	32,650
2.70%, 5/28/2050	50,000	50,386

		830,294

Professional Services — 0.0% (b)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	35,000	35,087

Road & Rail — 0.2%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	11,000	8,745
Burlington Northern Santa Fe LLC
4.70%, 9/1/2045	45,000	57,485
3.55%, 2/15/2050	26,000	28,992
DAE Funding LLC (United Arab Emirates) 5.75%, 11/15/2023 (a)	15,000	13,340
Union Pacific Corp. 3.25%, 2/5/2050	25,000	26,446

		135,008

Semiconductors & Semiconductor Equipment — 0.0% (b)
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,402
Qorvo, Inc. 5.50%, 7/15/2026	25,000	26,188

		33,590

Software — 0.5%
Microsoft Corp.
3.50%, 2/12/2035	20,000	24,224
4.00%, 2/12/2055	23,000	30,064
Nuance Communications, Inc. 5.63%, 12/15/2026	33,000	34,989
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,455
Oracle Corp.
2.65%, 7/15/2026	141,000	152,712
2.95%, 4/1/2030	50,000	54,862
4.38%, 5/15/2055	52,000	65,740

		377,046

Specialty Retail — 0.5%
Home Depot, Inc. (The)
3.90%, 12/6/2028	68,000	81,017
5.95%, 4/1/2041	63,000	93,176
3.13%, 12/15/2049	25,000	27,287
3.50%, 9/15/2056	20,000	23,310
L Brands, Inc.
5.63%, 10/15/2023	10,000	9,498
6.88%, 11/1/2035	15,000	12,450
Lowe’s Cos., Inc. 4.05%, 5/3/2047	25,000	28,647

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Penske Automotive Group, Inc.
5.50%, 5/15/2026	25,000	24,625
PetSmart, Inc. 7.13%, 3/15/2023 (a)	24,000	23,280
Staples, Inc.
7.50%, 4/15/2026 (a)	35,000	30,574
10.75%, 4/15/2027 (a)	23,000	15,649

		369,513

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.35%, 2/9/2027	35,000	39,690
2.20%, 9/11/2029	28,000	30,040
1.65%, 5/11/2030	10,000	10,124
3.85%, 5/4/2043	5,000	6,154
3.45%, 2/9/2045	45,000	52,067
4.38%, 5/13/2045	70,000	91,706
EMC Corp. 3.38%, 6/1/2023	56,000	56,273
NCR Corp.
5.75%, 9/1/2027 (a)	50,000	49,625
6.13%, 9/1/2029 (a)	21,000	20,947
Western Digital Corp. 4.75%, 2/15/2026	16,000	16,840
Xerox Corp. 4.12%, 3/15/2023 (d)	13,000	12,838

		386,304

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	13,000	13,228
4.88%, 5/15/2026 (a)	20,000	20,250

		33,478

Thrifts & Mortgage Finance — 0.0% (b)
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	13,000	11,050
Quicken Loans LLC 5.75%, 5/1/2025 (a)	20,000	20,400

		31,450

Tobacco — 0.4%
Altria Group, Inc. 3.88%, 9/16/2046	70,000	68,825
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	65,000	68,295
4.39%, 8/15/2037	10,000	10,496
Philip Morris International, Inc.
1.50%, 5/1/2025	20,000	20,413
2.75%, 2/25/2026	40,000	43,125
3.13%, 3/2/2028	29,000	31,882
2.10%, 5/1/2030	100,000	100,786
4.38%, 11/15/2041	10,000	11,694

		355,516

Investments	Principal Amount($)	Value($)
Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	20,000	8,700
United Rentals North America, Inc.
5.50%, 7/15/2025	35,000	36,225
4.63%, 10/15/2025	77,000	78,299
6.50%, 12/15/2026	20,000	21,375
WESCO Distribution, Inc. 5.38%, 6/15/2024	13,000	12,724

		157,323

Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	45,000	46,575
Sprint Corp.
7.88%, 9/15/2023	8,000	9,080
7.13%, 6/15/2024	30,000	34,014
7.63%, 3/1/2026	25,000	29,875
T-Mobile USA, Inc.
6.38%, 3/1/2025	50,000	51,566
5.13%, 4/15/2025	59,000	60,180
4.75%, 2/1/2028	10,000	10,625
3.88%, 4/15/2030 (a)	115,000	124,669
4.38%, 4/15/2040 (a)	50,000	55,128
4.50%, 4/15/2050 (a)	25,000	28,108

		449,820

TOTAL CORPORATE BONDS (Cost $23,594,011)		24,257,550

MORTGAGE-BACKED SECURITIES — 25.5%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	171,195	190,444
FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	24,752	26,545
FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	198,591	211,443
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	922,286	996,668
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	195,101	219,111
Pool # AL4244, 4.00%, 7/1/2042	202,490	229,195
Pool # BM1164, 3.50%, 12/1/2045	265,759	284,900
Pool # MA3073, 4.50%, 7/1/2047	71,915	78,061

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BK4769, 5.00%, 8/1/2048	1,207,347	1,322,230
Pool # BN5013, 5.00%, 1/1/2049	211,660	239,923
Pool # BO1073, 4.50%, 6/1/2049	118,838	128,326
Pool # BO3039, 3.00%, 7/1/2049	276,265	293,297
Pool # BN6475, 4.00%, 7/1/2049	218,160	232,739
Pool # BO2562, 4.00%, 7/1/2049	246,485	263,293
Pool # BO4519, 4.00%, 8/1/2049	20,690	22,261
Pool # BO2203, 3.50%, 9/1/2049	859,973	906,964
FNMA, Other
Pool # AN3099, 2.53%, 10/1/2024	94,346	99,623
Pool # AN9917, 3.80%, 7/1/2028	346,158	402,768
Pool # AN8227, 3.13%, 2/1/2030	150,000	172,630
Pool # AN3609, 3.14%, 12/1/2031	125,000	142,926
Pool # BL6367, 1.82%, 4/1/2032	330,000	338,182
Pool # AN9725, 3.76%, 7/1/2033	107,051	126,352
Pool # MA1072, 3.50%, 5/1/2042	24,962	26,712
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2050 (g)	7,000,000	7,122,448
TBA, 2.50%, 7/25/2050 (g)	5,850,000	6,054,706
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	113,679	121,509
Pool # BB3525, 4.00%, 9/20/2047	75,660	81,874
Pool # BM2418, 4.00%, 8/20/2049	73,490	80,191
Pool # BN7049, 4.50%, 8/20/2049	247,114	275,757
Pool # BP7160, 4.50%, 9/20/2049	198,032	221,630

TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,596,631)		20,912,708

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bonds
5.00%, 5/15/2037	192,000	315,067
4.38%, 5/15/2040	370,000	584,499
3.75%, 11/15/2043	302,000	448,647
3.00%, 11/15/2045	83,000	111,645
3.00%, 2/15/2047	338,000	459,535
3.38%, 11/15/2048	632,000	926,719
2.00%, 2/15/2050	791,000	904,243
U.S. Treasury Notes
0.50%, 3/15/2023	662,000	667,819
2.63%, 12/31/2023	1,785,000	1,937,771
2.13%, 2/29/2024	156,000	166,999
1.13%, 2/28/2025	373,000	387,818
1.50%, 8/15/2026	1,929,000	2,053,481
1.50%, 2/15/2030	364,000	393,461
U.S. Treasury STRIPS Bonds
1.06%, 5/15/2030 (h)	1,183,000	1,092,605
2.18%, 8/15/2041 (h)	207,000	152,494
1.84%, 11/15/2041 (h)	2,242,000	1,676,477
2.41%, 2/15/2042 (h)	718,000	522,904
3.24%, 8/15/2048 (h)	1,558,000	1,022,580

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,796,133)		13,824,764

ASSET-BACKED SECURITIES — 9.0%
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	285,045
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	154,464
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡(a)	125,000	132,731
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡(a)	94,872	101,031
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	256,005
AMSR Trust Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	440,156
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡(a)	246,000	242,081
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	297,715

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
B2R Mortgage Trust Series 2016-1, Class B, 3.87%, 6/15/2049 ‡(a)	100,000	100,242
Carvana Auto Receivables Trust
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	500,000	489,724
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	103,088
CPS Auto Receivables Trust
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	44,079	44,255
Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	100,000	100,530
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	793	736
Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,191
DT Auto Owner Trust Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	79,498	80,286
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	90,000	89,363
Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	81,000	81,647
Flagship Credit Auto Trust Series 2017-2, Class C, 2.96%, 7/15/2023 (a)	85,000	85,584
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	598,410	645,198
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	250,000	244,937
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	150,000	151,354
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	101,000	84,919
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 4/20/2027 (a)	118,000	114,063
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(a)	100,000	81,674
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡(a)	173,452	157,008
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡(a)	122,172	112,483

Investments	Principal Amount($)	Value($)
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	114,640
Pretium Mortgage Credit Partners I LLC Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡(a)(d)	233,255	215,143
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (a)	99,581	100,925
Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡(a)	150,000	149,276
Series 2020-SFR2, Class D, 3.87%, 6/18/2037 (a)	750,000	750,258
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a)(i)	173,566	160,465
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	200,000	196,001
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	90,000	90,834
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	139,590
Upstart Securitization Trust Series 2018-1, Class C, 5.00%, 8/20/2025 ‡(a)	402,783	401,029
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	17,547	14,311
Vericrest Opportunity Loan Trust Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡(a)(d)	200,000	156,419
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (a)(d)	250,000	197,209

TOTAL ASSET-BACKED SECURITIES (Cost $7,613,503)		7,376,610

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	176,203	201,536
Series 4302, Class PA, 4.00%, 12/15/2043	164,008	181,681
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	214,800	241,422

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FNMA, REMIC
Series 2003-7, Class FA, 0.92%, 2/25/2033 (i)	164,719	166,441
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	602,253
Series 2005-110, Class TY, 5.50%, 12/25/2035	95,228	111,282
Series 2007-89, Class F, 0.75%, 9/25/2037 (i)	179,665	180,683
Series 2011-112, Class PB, 4.00%, 11/25/2041	200,000	229,266
GNMA
Series 2010-H24, Class FA, 1.37%, 10/20/2060 (i)	106,369	105,818
Series 2014-H03, Class FA, 1.62%, 1/20/2064 (i)	115,490	115,651
Series 2015-H05, Class FC, 1.50%, 2/20/2065 (i)	343,244	342,808
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡	129,382	138,074
Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	240,992	257,878
Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	256,906	275,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,999,221)		3,150,219

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.48%, 9/15/2036 ‡(a)(i)	150,000	126,971
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	53,150	54,300
Series K088, Class A2, 3.69%, 1/25/2029	350,000	414,645
FNMA ACES Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	350,000	378,122
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022 (a)(i)	180,000	181,012
Series 2015-K44, Class B, 3.68%, 1/25/2048 (a)(i)	200,000	207,480
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a)(i)	100,000	98,969

Investments	Principal Amount($)	Value($)
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a)(i)	200,000	205,968
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a)(i)	200,000	209,090
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a)(i)	175,000	184,538
Series 2016-K52, Class B, 3.92%, 1/25/2049 (a)(i)	250,000	263,547
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a)(i)	50,000	48,171
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a)(i)	300,000	299,666

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,577,250)		2,672,479

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA 6.63%, 11/15/2030 (Cost $114,883)	80,000	124,120

MUNICIPAL BONDS — 0.0% (b)
Ohio — 0.0% (b)
Education — 0.0% (b)
Ohio State University, General Receipts Rev., 5.59%, 12/1/2114 (Cost $32,792)	25,000	36,910

	Shares
PREFERRED STOCKS — 0.0% (b)
Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding Co., 10.00%, 6/7/2029 (a) (Cost $3,213)	3,382	1,826

SHORT-TERM INVESTMENTS — 28.4%
INVESTMENT COMPANIES — 28.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (j)(k) (Cost $23,240,900)	23,240,900	23,240,900

Total Investments — 116.8% (Cost $93,568,537)		95,598,086
Liabilities in Excess of Other Assets — (16.8)%		(13,732,288)

Net Assets — 100.0%		81,865,798

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	Defaulted security.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of May 31, 2020.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2020.

‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	26	09/2020	USD	5,741,734	559
U.S. Treasury 5 Year Note	19	09/2020	USD	2,386,875	4,415

					4,974

Short Contracts
U.S. Treasury 10 Year Note	(8)	09/2020	USD	(1,112,500)	(1,446)
U.S. Treasury 10 Year Ultra Note	(4)	09/2020	USD	(629,000)	(2,368)
U.S. Treasury Long Bond	(4)	09/2020	USD	(712,500)	(1,946)
U.S. Treasury Ultra Bond	(1)	09/2020	USD	(217,406)	60

					(5,700)

					(726)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Core Plus Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,373,029	$2,003,581	$7,376,610
Collateralized Mortgage Obligations	—	2,478,841	671,378	3,150,219
Commercial Mortgage-Backed Securities	—	2,545,508	126,971	2,672,479
Corporate Bonds	—	24,257,550	—	24,257,550
Mortgage-Backed Securities	—	20,912,708	—	20,912,708
Municipal Bonds	—	36,910	—	36,910
Preferred Stocks	—	1,826	—	1,826
U.S. Government Agency Securities	—	124,120	—	124,120
U.S. Treasury Obligations	—	13,824,764	—	13,824,764
Short-Term Investments
Investment Companies	23,240,900	—	—	23,240,900

Total Investments in Securities	$23,240,900	$69,555,256	$2,801,930	$95,598,086

Appreciation in Other Financial Instruments
Futures Contracts	$5,034	$—	$—	$5,034

Depreciation in Other Financial Instruments
Futures Contracts	$(5,760)	$—	$—	$(5,760)

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$2,033,177	$—	$(159,770)	$(247)	$—	$(353,641)	$737,471	$(253,409)	$2,003,581
Collateralized Mortgage Obligations	691,915	—	2,232	(77)	—	(22,692)	—	—	671,378
Commercial Mortage-Backed Securities	150,000	—	(23,029)	—	—	—	—	—	126,971

Total	$2,875,092	$—	$(180,567)	$(324)	$—	$(376,333)	$737,471	$(253,409)	$2,801,930

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to $(180,567).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$2,674,959	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 100.00% (34.11%)
			Yield (Discount Rate of Cash Flows)	1.65% — 13.69% (4.99%)

Asset-Backed Securities	2,674,959
	126,971	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.70% (10.70%)

Commercial Mortgage-Backed Securities	126,971

Total	$2,801,930

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$—	$111,875	$111,875	$—	$—	$—	—	$8	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	10,592,327	24,988,668	12,340,095	—	—	23,240,900	23,240,900	14,047	—

Total	$10,592,327	$25,100,543	$12,451,970	$—	$—	$23,240,900		$14,055	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.